Segment information	12 Months Ended
Dec. 31, 2021
Segment information [Abstract]
Segment Information
Note 3.    Segment information

In the periods presented here, the Chief Executive Officer reviewed and evaluated the Technip Energies Group operating performance to make decisions about resource to be allocated and has been identified as the Chief Operating Decision Maker (“CODM”). Utilizing the internal reporting information provided to the CODM, the Technip Energies Group has changed, in 2021, the structure of its internal organization and defined two segments designated as Projects Delivery and Technology, Products and Services. The assessment of the operating segment’s performance is based on the Group’s EBIT.

Statements of income information by segment are as follows:

	December 31, 2021
(In millions of €)	Project Delivery	Technology, Products & Services	Corporate/non allocable	Total
Revenue	5,132.5	1,301.2	—	6,433.7
EBIT (profit (loss) before financial expenses, net and income tax)	529.2	118.0	(58.1)	589.1

	December 31, 2020
(In millions of €)	Project Delivery	Technology, Products & Services	Corporate/non allocable	Total
Revenue	4,687.9	1,060.6	—	5,748.5
EBIT (profit (loss) before financial expenses, net and income tax)	547.9	62.5	(92.8)	517.6

For the year ended 2019, the Technip Energies business reported under a unique operating segment “Onshore/Offshore” within TechnipFMC’ segment information, in accordance with the internal reporting information provided to the CODM prior to the Spin-Off. The cost to restate the historical information for the 2019 period with Technip Energies business segments would be excessive, thus has not been performed. For the periods presented above, in the old basis of presentation, the whole information disclosed would have been reported under the Onshore/Offshore operating segment.

During the years ended December 31, 2021 and 2020, revenue from Arctic LNG 2 exceeded 10% of Technip Energies’ consolidated revenue. During the year ended December 31, 2019, revenue from Yamal LNG exceeded 10% of Technip Energies’ consolidated revenue.

Statements of financial position by segment are as follows:
	December 31, 2021
(In millions of €)	Project Delivery	Technology, Products & Services	Corporate/non allocable	Total
TOTAL ASSETS	2,697.8	1,091.5	4,590.0	8,379.3

	December 31, 2020
(In millions of €)	Project Delivery	Technology, Products & Services	Corporate/non allocable	Total
TOTAL ASSETS	2,813.4	920.3	4,140.2	7,873.9